Fair Value Measurements - Summary Of Fair Value Measurement Of Assets And Liability With The Fair Value Hierarchy (Detail) - Fair Value, Recurring [Member] - USD ($)		Jun. 30, 2022		Dec. 31, 2021
Estimate of Fair Value Measurement [Member]
Assets:
Cash and cash equivalents		$ 176,316,554		$ 14,376,523
Financial investments		0
Total assets		176,316,554		14,376,523
Liabilities:
Trade accounts payable		(889,594)		(877,641)
Derivative financial instruments		0	[1]	0
Other Payables		0		0
Other Liabilities		(2,133,122)		(731,036)
Total liabilities		(3,022,716)		(1,608,677)
Portion at Other than Fair Value Measurement [Member]
Assets:
Cash and cash equivalents		176,316,554		14,376,523
Financial investments		154,243,313
Total assets		330,559,867		14,376,523
Liabilities:
Trade accounts payable		(889,594)		(877,641)
Derivative financial instruments		(7,267,500)	[1]	(32,226)
Other Payables		(164,290)		(183,041)
Other Liabilities		(2,133,122)		(731,036)
Total liabilities		(10,454,506)		(1,823,944)
Reported Value Measurement [Member]
Assets:
Cash and cash equivalents		176,316,554		14,376,523
Financial investments		154,464,652
Total assets		330,781,206		14,376,523
Liabilities:
Trade accounts payable		(889,594)		(877,641)
Derivative financial instruments		(7,267,500)	[1]	(32,226)
Other Payables		(164,290)		(183,041)
Other Liabilities		(2,133,122)		(731,036)
Total liabilities		(10,454,506)		(1,823,944)
Fair Value, Inputs, Level 1 [Member]
Assets:
Cash and cash equivalents		0		0
Financial investments		0
Total assets		0		0
Liabilities:
Trade accounts payable		0		0
Derivative financial instruments		0	[1]	0
Other Payables		(164,290)		(183,041)
Other Liabilities		0		0
Total liabilities		(164,290)		(183,041)
Fair Value, Inputs, Level 2 [Member]
Assets:
Cash and cash equivalents		0		0
Financial investments		154,464,652
Total assets		154,464,652		0
Liabilities:
Trade accounts payable		0		0
Derivative financial instruments		0	[1]	(32,226)
Other Payables		0		0
Other Liabilities		0		0
Total liabilities		0		(32,226)
Fair Value, Inputs, Level 3 [Member]
Assets:
Cash and cash equivalents		0
Financial investments		0
Total assets		0
Liabilities:
Trade accounts payable		0
Derivative financial instruments	[1]	(7,267,500)
Other Payables		0
Other Liabilities		0
Total liabilities		(7,267,500)
Fair Value, Inputs, Level 1, 2 and 3 [Member]
Assets:
Cash and cash equivalents		0		0
Financial investments		154,464,652
Total assets		154,464,652		0
Liabilities:
Trade accounts payable		0		0
Derivative financial instruments		(7,267,500)	[1]	(32,226)
Other Payables		(164,290)		(183,041)
Other Liabilities		0		0
Total liabilities		$ (7,431,790)		$ (215,267)

[1]	Refers to the Private Placement Warrants.